Property, Plant and Equipment (Market Risk) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (281.2)	$ (416.7)	$ (255.8)
Discount Rate Increase 1% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(186.2)	(181.1)	(167.8)
Discount Rate Increase 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(95.0)	(89.1)	(88.0)
Discount Rate Increase 1% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	(89.4)
Discount Rate Increase 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	(57.1)
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	309.4	457.2	282.5
Discount Rate Decrease 1% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	204.8	199.2	185.2
Discount Rate Decrease 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	104.6	97.9	97.3
Discount Rate Decrease 1% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	97.2
Discount Rate Decrease 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	62.9
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	568.7	848.0	535.0
Commodity Prices Increase 5% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	367.6	350.7	349.4
Commodity Prices Increase 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	201.1	183.4	185.6
Commodity Prices Increase 5% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	189.9
Commodity Prices Increase 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	124.0
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(567.7)	(847.0)	(533.6)
Commodity Prices Decrease 5% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(366.6)	(349.9)	(348.3)
Commodity Prices Decrease 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(201.1)	(182.7)	(185.3)
Commodity Prices Decrease 5% | Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.0	(190.3)
Commodity Prices Decrease 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ 0.0	$ (124.1)
Operating Costs Increases 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			(182.5)
Operating Costs Increases 5% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			(117.7)
Operating Costs Increases 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			(64.8)
Operating Costs Decreases 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			183.7
Operating Costs Decreases 5% | Saskatchewan Viking Disposition
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			118.7
Operating Costs Decreases 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings			$ 65.0